CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 65,436	$ 20,483
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on derivatives	5,247	(6,382)
Foreign currency translation adjustment	(18,986)	11,708
Total other comprehensive (loss) income	(13,739)	5,326
Comprehensive income	51,697	25,809
Comprehensive loss (income) attributable to noncontrolling interests	7,113	(8,428)
Comprehensive income attributable to Dole plc	$ 58,810	$ 17,381